Total
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Limited Term Tax-Exempt Bond Fund of America
Investment objective

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees	[1]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none
Other expenses		0.08%	0.08%	0.08%	0.17%	0.15%	0.04%
Total annual fund operating expenses		0.56%	1.26%	0.51%	0.60%	0.33%	0.22%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 306	$ 228	$ 301	$ 61	$ 34	$ 23
3 years	425	400	409	192	106	71
5 years	555	692	528	335	185	124
10 years	$ 934	$ 1,329	$ 874	$ 750	$ 418	$ 280

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA Class C USD ($)
1 year	$ 128
3 years	400
5 years	692
10 years	$ 1,329

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline more than they would have declined due to the rise in interest rates alone. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 2.53% (quarter ended June 30, 2020)

Lowest -1.97% (quarter ended December 31, 2016)

The fund's total return for the six months ended June 30, 2022, was -5.21%.

Average annual total returns For the periods ended December 31, 2021:
Average Annual Returns - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	0.28%	2.71%	2.25%	3.02%	Aug. 18, 2008
Class A	(2.48%)	1.97%	1.80%	3.59%	Oct. 06, 1993
Class C	(1.64%)	1.76%	1.46%	2.83%	Mar. 15, 2001
Class F-1	none	2.44%	1.99%	3.07%	Mar. 15, 2001
Class F-3	0.38%			2.77%	Jan. 27, 2017
After Taxes on Distributions | Class F-2	0.12%	2.62%	2.21%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	0.62%	2.49%	2.23%
Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.43%	2.86%	2.32%	3.05%	Aug. 18, 2008
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.30%	2.28%	1.77%	2.35%	Aug. 18, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.